UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05407
                                                     ---------

                             TRUST FOR CREDIT UNIONS
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               4400 Computer Drive
                              WESTBOROUGH, MA 01581
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                            Copies to:
                                            Mary Jo Reilly, Esq.
     Jay Johnson                            Drinker Biddle & Reath LLP
     Callahan Financial Services, Inc.      One Logan Square
     1001 Connecticut Avenue NW, Suite 1001 18th and Cherry Streets
     WASHINGTON, DC 20036                   PHILADELPHIA, PA 19103
     ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 342-5828
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                     Date of reporting period: MAY 31, 2008
                                               ------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


TRUST FOR CREDIT UNIONS
MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED)

PAR VALUE                                                              VALUE
------------                                                      --------------
BANK NOTE - 0.46%
$  6,000,000   Bank of America N.A.
               2.764%, 12/18/08 (a)                               $    6,005,177
                                                                  --------------
               TOTAL BANK NOTE
               (Cost $6,005,177)                                       6,005,177
                                                                  --------------
CERTIFICATES OF DEPOSIT - 14.16%
  25,000,000   Bank of America
               2.800%, 08/06/08                                       25,000,000
  10,000,000   Citibank N.A.
               2.620%, 08/29/08                                       10,000,000
  40,000,000   Citibank N.A., NY
               2.680%, 06/30/08                                       40,000,000
  40,000,000   JPMorgan Chase Bank
               2.800%, 08/11/08                                       40,000,000
  50,000,000   Wachovia Bank
               2.820%, 06/09/08                                       50,000,000
  20,000,000   Wells Fargo Bank N.A.
               2.950%, 05/29/09                                       20,000,000
                                                                  --------------
               TOTAL CERTIFICATES OF DEPOSIT
               (Cost $185,000,000)                                   185,000,000
                                                                  --------------
U.S. GOVERNMENT AGENCY SECURITIES - 53.67%
               FEDERAL HOME LOAN BANK - 38.88%
  50,000,000   1.932%, 06/02/08 (b)                                   50,000,000
  50,000,000   2.034%, 06/06/08 (b)                                   49,988,889
  15,000,000   2.150%, 06/18/08 (a)                                   15,000,000
  98,996,000   2.261%, 06/27/08 (b)                                   98,843,381
  10,000,000   2.789%, 08/22/08 (a)                                   10,000,000
  50,000,000   2.509%, 11/19/08 (a)                                   50,000,000
  33,000,000   2.110%, 11/20/08 (a)                                   33,000,000
  15,000,000   2.426%, 11/28/08 (a)                                   15,000,000
  25,000,000   2.560%, 12/17/08 (a)                                   25,000,000
  25,000,000   2.090%, 02/04/09                                       25,000,000
  25,000,000   2.760%, 02/11/09 (a)                                   25,000,000
  25,000,000   2.599%, 02/18/09 (a)                                   25,000,000
  11,000,000   2.750%, 02/20/09                                       11,000,000
  25,000,000   2.270%, 03/27/09 (a)                                   25,000,000
  14,000,000   2.550%, 05/05/09                                       13,998,540
  11,000,000   2.500%, 05/07/09                                       10,993,897
  25,000,000   2.260%, 09/09/09 (a) (b)                               25,000,000
                                                                  --------------
                                                                     507,824,707
                                                                  --------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.66%
  25,000,000   2.436%, 12/26/08 (a)                                   25,000,574
  25,000,000   2.450%, 04/09/09 (a)                                   25,000,000
  50,000,000   2.431%, 09/21/09 (a)                                   50,000,000
                                                                  --------------
                                                                     100,000,574
                                                                  --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.13%
  43,233,000   2.076%, 06/12/08 (b)                                   43,208,501
  25,000,000   4.171%, 06/27/08 (b)                                   24,928,993
  25,000,000   2.250%, 09/03/09 (a)                                   24,996,872
                                                                  --------------
                                                                      93,134,366
                                                                  --------------
               TOTAL U.S. GOVERNMENT AGENCY SECURITIES
               (Cost $700,959,647)                                   700,959,647
                                                                  --------------
TIME DEPOSITS - 12.46%
  65,000,000   Fifth Third Bank
               2.063%, 06/02/08                                       65,000,000

PAR VALUE                                                              VALUE
------------                                                      --------------
$ 62,700,000   US Bank N.A.
               2.000%, 06/02/08                                   $   62,700,000
  35,000,000   Wells Fargo Bank
               2.125%, 06/02/08                                       35,000,000
                                                                  --------------
               TOTAL TIME DEPOSITS
               (Cost $162,700,000)                                   162,700,000
                                                                  --------------
REPURCHASE AGREEMENT - 19.14%
 250,000,000   Deutsche Bank, 2.35%, Dated 05/30/08, matures
               06/02/08, repurchase price $250,048,958,
               (collateralized by Federal Home Loan Mortgage
               Corporation, with interest rates of 4.50% to
               7.00% due 04/01/27 to 05/01/38, total market
               value $257,499,980)                                   250,000,000
                                                                  --------------
               TOTAL REPURCHASE AGREEMENTS
               (Cost $250,000,000)                                   250,000,000
                                                                  --------------
               TOTAL INVESTMENTS - 99.89%
               (Cost $1,304,664,824)                               1,304,664,824
                                                                  --------------
               NET OTHER ASSETS AND LIABILITIES - 0.11%                1,452,678
                                                                  --------------
               NET ASSETS - 100.00%                               $1,306,117,502
                                                                  ==============

----------
(a) Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2008. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)  Discount Note. Rate shown is yield at time of purchase.

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED)

PAR VALUE                                                              VALUE
------------                                                      --------------
ASSET-BACKED SECURITIES - 0.77%
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.77%
$    333,411   Series 2001-W4, Class AV1
               2.673%, 02/25/32 (a)                               $      316,750
     589,401   Series 2002-W2, Class AV1
               2.653%, 06/25/32 (a)                                      539,990
   1,595,774   Series 2002-T7, Class A1
               2.613%, 07/25/32 (a)                                    1,595,774
      13,131   Series 2003-T3, Class 1A
               2.633%, 06/25/33 (a)                                       12,635
                                                                  --------------
               TOTAL ASSET-BACKED SECURITIES
               (Cost $2,532,029)                                       2,465,149
                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.47%
               FEDERAL HOME LOAN MORTGAGE CORPORATION REMIC - 0.94%
      14,586   Series 1555, Class FA
               3.763%, 08/15/08 (a) (c)                                   14,592
      27,852   Series 1575, Class FA
               4.063%, 08/15/08 (a) (b)                                   27,864
     438,745   Series 1605, Class E
               6.500%, 10/15/08 (c)                                      438,194
      74,787   Series 1604, Class FC
               3.020%, 11/15/08 (a) (c)                                   74,650
       8,161   Series 1618, Class F
               3.330%, 11/15/08 (a) (c)                                    8,159
     177,481   Series 1823, Class C
               6.000%, 12/15/08                                          178,355
     168,880   Series 1698, Class FA
               3.363%, 03/15/09 (a) (c)                                  169,016
     192,712   Series 2543, Class AD
               8.500%, 01/15/16 (d)                                      195,431
      46,180   Series 1009, Class D
               3.163%, 10/15/20 (a)                                       46,006
     142,591   Series 1066, Class P
               3.463%, 04/15/21 (a)                                      141,122
     189,682   Series 1222, Class P
               3.430%, 03/15/22 (a) (b)                                  187,762
     557,139   Series 1250, Class J
               7.000%, 05/15/22 (b)                                      579,738
     291,523   Series 1448, Class F
               3.963%, 12/15/22 (a) (d)                                  291,597
     141,619   Sereis 1689, Class FD
               3.170%, 10/15/23 (a) (b)                                  141,443
     506,488   Series 1720, Class PJ
               7.250%, 01/15/24 (b)                                      516,742
                                                                  --------------
                                                                       3,010,671
                                                                  --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC - 4.42%
     125,278   Series 1993-191, Class FC
               4.080%, 10/25/08 (a)                                      125,102
      17,042   Series 1993-190, Class F
               4.330%, 10/25/08 (a) (c)                                   17,019
   2,123,228   Series 1993-225, Class WC
               6.500%, 12/25/13 (b)                                    2,206,331
     325,994   Series 2002-73, Class AD
               8.500%, 12/25/15 (d)                                      332,094
     877,928   Series 1990-145, Class A
               5.313%, 12/25/20 (a)                                      873,992
   1,154,024   Series 1991-67, Class J
               7.500%, 08/25/21 (b)                                    1,236,890
      12,199   Series 1992-033, Class F
               3.410%, 03/25/22 (a)                                       12,200

PAR VALUE                                                              VALUE
------------                                                      --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC - (CONTINUED)
$  1,027,493   Series 1992-137, Class F
               3.406%, 08/25/22 (a)                               $    1,011,329
   1,188,807   Series 1993-027, Class F
               3.556%, 02/25/23 (a) (c)                                1,192,717
     528,448   Series 1998-21, Class F
               2.230%, 03/25/28 (a)                                      511,605
     944,058   Series 2000-16, Class ZG
               8.500%, 06/25/30 (d)                                    1,020,831
   1,204,220   Series 2000-32, Class Z
               7.500%, 10/18/30                                        1,290,954
     927,666   Series 2002-16, Class LH
               6.500%, 03/25/31 (b)                                      932,928
   2,448,011   Series 2001-60, Class O
               3.343%, 10/25/31 (a)                                    2,473,499
     816,004   Series 2001-70, Class OF
               3.343%, 10/25/31 (a)                                      820,370
                                                                  --------------
                                                                      14,057,861
                                                                  --------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.11%
     342,632   Series 2001-10, Class PD
               6.500%, 08/16/30 (b)                                      349,479
                                                                  --------------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost $17,715,163)                                     17,418,011
                                                                  --------------
MORTGAGE-BACKED OBLIGATIONS - 29.84%
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.96%
     479,730   5.390%, 02/01/18 (a)                                      476,018
     603,703   5.921%, 11/01/18 (a)                                      601,349
   2,582,045   7.019%, 11/01/19 (a)                                    2,678,872
     109,164   6.348%, 11/01/22 (a)                                      108,875
     230,071   6.512%, 11/01/22 (a)                                      231,566
     149,754   7.098%, 10/01/24 (a)                                      151,434
     354,570   6.193%, 10/01/25 (a)                                      352,733
   1,024,465   6.731%, 08/01/28 (a)                                    1,035,501
     101,060   5.858%, 07/01/29 (a)                                      101,010
     487,503   6.485%, 05/01/31 (a)                                      489,943
                                                                  --------------
                                                                       6,227,301
                                                                  --------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD - 1.51%
      75,276   6.500%, 11/01/10                                           78,057
     548,031   6.500%, 09/01/13                                          568,577
     462,553   6.500%, 10/01/13                                          480,027
     169,910   6.500%, 05/01/14                                          176,300
     228,678   6.500%, 06/01/14                                          237,330
   1,243,393   6.000%, 12/01/14                                        1,287,056
     780,367   8.000%, 12/01/15                                          827,308
     957,040   6.000%, 03/01/16                                          984,258
     154,404   6.500%, 07/01/16                                          160,211
                                                                  --------------
                                                                       4,799,124
                                                                  --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 23.54%
   1,450,838   6.000%, 06/01/09                                        1,485,473
     162,852   4.441%, 10/01/13 (a)                                      161,617
     505,943   8.500%, 04/01/16                                          551,660
     194,158   6.522%, 07/01/17 (a)                                      196,709
     206,357   6.192%, 11/01/17 (a)                                      204,797
     223,908   6.777%, 11/01/17 (a)                                      225,616
     149,532   7.027%, 11/01/17 (a)                                      151,232
     431,703   5.865%, 03/01/18 (a)                                      430,444
      93,680   6.067%, 05/01/18 (a)                                       93,359
     135,476   6.133%, 06/01/18 (a)                                      139,944
   1,796,807   5.220%, 10/01/18 (a)                                    1,790,596

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MAY 31, 2008 (UNAUDITED)

PAR VALUE                                                              VALUE
------------                                                      --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - (CONTINUED)
$     68,446   5.525%, 02/01/19 (a)                               $       68,727
     161,353   6.154%, 05/01/19 (a)                                      160,918
     166,787   6.864%, 12/01/19 (a)                                      170,904
     339,308   5.847%, 01/01/20 (a)                                      335,660
     179,444   6.036%, 05/01/20 (a)                                      182,557
     655,645   6.753%, 05/01/20 (a)                                      673,714
     943,099   6.804%, 02/01/22 (a)                                      978,465
     101,506   5.911%, 01/01/23 (a)                                      101,895
     382,344   6.246%, 03/01/24 (a)                                      384,792
      39,989   5.860%, 04/01/25 (a)                                       40,569
     450,819   5.962%, 10/01/25 (a)                                      467,725
   1,022,502   6.109%, 02/01/27 (a)                                    1,022,769
     505,539   5.220%, 07/01/27 (a)                                      505,476
     333,195   6.335%, 07/01/27 (a)                                      334,734
     495,306   5.470%, 01/01/29 (a)                                      497,840
     121,243   5.470%, 02/01/29 (a)                                      121,886
   9,684,209   5.314%, 08/01/29 (a)                                    9,758,583
     113,330   7.013%, 07/01/31 (a)                                      114,273
     368,069   5.483%, 07/01/32 (a)                                      374,311
     504,010   5.637%, 07/01/32 (a)                                      508,674
     534,412   6.748%, 09/01/32 (a)                                      538,618
   2,079,824   5.223%, 01/01/33 (a)                                    2,101,261
     223,143   4.831%, 06/01/33 (a)                                      222,722
   3,471,049   5.220%, 08/01/33 (a)                                    3,482,715
   1,674,602   4.368%, 04/01/34 (a)                                    1,669,607
     612,208   4.810%, 07/01/34 (a)                                      611,875
   1,049,802   4.810%, 08/01/34 (a)                                    1,049,239
      39,638   7.000%, 10/01/35                                           41,795
      33,553   7.000%, 09/01/36                                           35,291
     212,857   7.000%, 12/01/36                                          223,884
     583,669   7.000%, 03/01/37                                          613,907
   2,571,494   7.000%, 04/01/37                                        2,704,725
      48,354   7.000%, 06/01/37                                           50,861
   7,418,158   5.899%, 07/01/37 (a)                                    7,593,175
     959,441   7.000%, 08/01/37                                        1,009,250
   8,437,513   6.897%, 09/01/37 (a)                                    8,689,795
     364,890   7.000%, 09/01/37                                          383,804
   5,168,782   8.000%, 09/01/37                                        5,505,583
     885,798   6.500%, 10/01/37                                          914,552
   5,948,942   7.000%, 10/01/37                                        6,257,312
   3,505,116   8.000%, 10/01/37                                        3,662,435
   3,741,565   6.500%, 11/01/37                                        3,866,334
   1,444,627   4.810%, 08/01/44 (a)                                    1,443,620
                                                                  --------------
                                                                      74,908,279
                                                                  --------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.83%
     122,116   7.000%, 04/15/26                                          130,983
     836,550   5.500%, 04/20/34 (a)                                      842,308
   3,567,913   5.250%, 06/20/34 (a)                                    3,573,640
   4,412,100   5.625%, 08/20/34 (a)                                    4,448,883
                                                                  --------------
                                                                       8,995,814
                                                                  --------------
               TOTAL MORTGAGE-BACKED OBLIGATIONS                      94,930,518
               (Cost $94,970,936)
                                                                  --------------
AGENCY DEBENTURES - 18.50%
               FEDERAL HOME LOAN BANK
  40,000,000   5.250%, 01/16/09                                       40,640,440
               FEDERAL NATIONAL MORTGAGE ASSOCIATION
   9,700,000   5.125%, 09/02/08                                        9,765,194
               SMALL BUSINESS ADMINISTRATION
     256,112   2.825%, 03/25/14 (a)                                      256,838

PAR VALUE                                                              VALUE
------------                                                      --------------
               SRI LANKA GOVERNMENT AID BOND
$  8,250,000   2.946%, 11/01/24 (a)                               $    8,193,405
                                                                  --------------
               TOTAL AGENCY DEBENTURES
               (Cost $58,877,980)                                     58,855,877
                                                                  --------------
               TOTAL INVESTMENTS - 54.58%
               (Cost $174,096,108)                                   173,669,555
                                                                  --------------
               NET OTHER ASSETS AND LIABILITIES - 45.42%             144,500,961
                                                                  --------------
               NET ASSETS - 100.00%                               $  318,170,516
                                                                  ==============

(a) Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2008. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)  The security has PAC (Planned Amortization Class) collateral.

(c)  The security has Support collateral.

(d)  This security has Sequential collateral.

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS -- MAY 31, 2008 (UNAUDITED)

PAR VALUE                                                              VALUE
------------                                                      --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.61%
               FEDERAL HOME LOAN MORTGAGE CORPORATION REMIC - 2.61%
$    768,753   Series 1661, Class PJ
               6.500%, 01/15/09 (b)                               $      767,790
      49,825   Series 2417, Class VK
               6.000%, 07/15/18 (d)                                       49,767
     680,221   Series 1448, Class F
               3.963%, 12/15/22 (a) (d)                                  680,394
     253,244   Series 1720, Class PJ
               7.250%, 01/15/24 (b)                                      258,371
   1,020,083   Series 1980, Class Z
               7.000%, 07/15/27 (d)                                    1,072,750
   6,329,589   Series 2236, Class Z
               8.500%, 06/15/30 (d)                                    6,860,211
                                                                  --------------
                                                                       9,689,283
                                                                  --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC - 0.63%
      14,384   Series 1993-131, Class Z
               7.000%, 07/25/08 (c)                                       14,368
     509,728   Series 2001-42, Class HG
               10.000%, 09/25/16                                         572,076
     229,072   Series 1988-12, Class A
               10.000%, 02/25/18 (a)                                     255,888
   1,403,271   Series G92-44, Class Z
               8.000%, 07/25/22                                        1,505,896
                                                                  --------------
                                                                       2,348,228
                                                                  --------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.17%
     621,529   Series 2001-62, Class VL
               6.500%, 11/16/17 (d)                                      624,599
                                                                  --------------
                                                                         624,599
                                                                  --------------
               PRIVATE - 11.20%
               Adjustable Rate Mortgage Trust
   1,101,367   Series 2004-4, Class 1A1
               6.382%, 03/25/35 (a)                                      934,739
               American Home Mortgage Assets
   3,342,686   Series 2006-3, Class 2A11
               4.735%, 10/25/46 (a)                                    2,540,621
               Banc of America Funding Corp.
   1,200,000   Series 2007-D, Class 1A5
               2.759%, 06/20/47 (a)                                      625,745
               Banc of America Mortgage Securities
     229,662   Series 2004-D, Class 1A1
               4.956%, 05/25/34 (a)                                      224,426
               BCAP LLC Trust
     792,600   Series 2006-RR1, Class CF
               3.033%, 11/25/36 (a)                                      650,654
               Bear Stearns Adjustable Rate Mortgage Trust
   6,027,800   Series 2005-9, Class A1
               4.625%, 10/25/35 (a)                                    5,866,181
   5,100,000   Series 2005-10, Class A3
               4.650%, 10/25/35 (a) (d)                                4,543,704
               Countrywide Alternative Loan Trust
     360,270   Series 2005-38, Class A1
               5.294%, 09/25/35 (a)                                      288,360
               Countrywide Home Loans
      54,232   Series 2003-37, Class 1A1
               7.420%, 08/25/33 (a)                                       49,587

PAR VALUE                                                              VALUE
------------                                                      --------------
               PRIVATE - (CONTINUED)
               First Horizon Alternative Mortgage Securities
$    449,978   Series 2005-AA2, Class 1A1
               6.587%, 03/25/35 (a)                               $      381,929
     924,987   Series 2005-AA5, Class 1A1
               5.116%, 07/25/35 (a)                                      780,712
               Indymac Index Mortgage Loan Trust
     922,424   Series 2004-AR4, Class 1A
               6.899%, 08/25/34 (a) (d)                                  813,274
               JPMorgan Mortgage Trust
     856,008   Series 2007-A1, Class 4A2
               4.070%, 07/25/35 (a)                                      840,217
               Merrill Lynch Mortgage Investors, Inc.
     125,545   Series 2003-A4, Class 1A
               6.813%, 07/25/33 (a)                                      121,835
               Residential Funding Securities Corp.
   1,591,945   Series 2003-RM2, Class AI5
               8.500%, 05/25/33 (b)                                    1,668,003
               Salomon Brothers Mortgage Securities VII, Inc.
     109,113   Series 1994-20, Class A
               7.066%, 12/25/24 (a)                                      108,409
               Structured Adjustable Rate Mortgage Loan
     100,378   Series 2004-1, Class 3A3
               6.959%, 02/25/34 (a)                                       86,587
     214,462   Series 2004-2, Class 2A
               7.001%, 03/25/34 (a)                                      198,003
     412,050   Series 2004-5, Class 1A
               5.442%, 05/25/34 (a) (d)                                  276,672
   4,613,967   Series 2004-6, Class 3A2
               4.704%, 06/25/34 (a)                                    4,519,085
               Structured Asset Securities Corp.
   1,617,429   Series 2003-34A, Class 3A3
               4.700%, 11/25/33 (a)                                    1,563,212
               Washington Mutual Mortgage Pass-Through
               Certificates
     995,915   Series 2003-AR6, Class A1
               4.358%, 06/25/33 (a)                                      949,521
   5,546,322   Series 2005-AR12, Class 1A8
               4.833%, 10/25/35 (a)                                    5,368,764
               Wells Fargo Mortgage Backed Securities Trust
   8,323,408   Series 2005-AR4, Class 2A2
               4.523%, 04/25/35 (a)                                    8,152,453
                                                                  --------------
                                                                      41,552,693
                                                                  --------------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost $57,547,387)                                     54,214,803
                                                                  --------------
MORTGAGE-BACKED OBLIGATIONS - 42.82%
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.58%
     308,291   6.840%, 09/01/32 (a)                                      311,526
   3,683,147   3.928%, 01/01/34 (a)                                    3,709,934
   1,164,053   6.095%, 09/01/34 (a)                                    1,175,146
   1,931,052   6.164%, 10/01/34 (a)                                    1,941,786
     728,118   5.308%, 11/01/34 (a)                                      737,716
   4,256,438   4.582%, 08/01/35 (a)                                    4,280,410
   4,767,943   5.179%, 05/01/36 (a)                                    4,826,989
                                                                  --------------
                                                                      16,983,507
                                                                  --------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD - 5.18%
       9,663   7.000%, 03/01/09                                            9,840
       8,337   7.000%, 04/01/09                                            8,505
     117,163   7.000%, 06/01/09                                          120,330
      19,585   7.000%, 03/01/12                                           20,478
     273,522   7.000%, 12/01/12                                          283,564

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MAY 31, 2008 (UNAUDITED)

PAR VALUE                                                              VALUE
------------                                                      --------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION GOLD - (CONTINUED)
$    655,817   5.000%, 12/01/13                                   $      660,026
     748,229   4.000%, 01/01/14                                          736,300
      12,518   8.000%, 07/01/14                                           13,562
   8,343,641   4.500%, 03/01/15                                        8,282,611
      11,811   7.000%, 03/01/15                                           12,386
   1,817,735   5.500%, 05/01/15                                        1,847,479
     221,376   5.500%, 06/01/17                                          224,920
     153,542   8.000%, 09/01/17                                          166,281
     328,317   5.500%, 10/01/17                                          333,561
     883,070   8.000%, 11/01/17                                          955,473
     845,630   5.500%, 03/01/18                                          859,109
     436,918   5.500%, 04/01/18                                          443,862
     684,258   6.500%, 05/01/18                                          714,259
      55,925   6.000%, 10/01/18                                           57,440
      18,275   6.000%, 11/01/18                                           18,770
   3,300,617   5.500%, 02/01/19                                        3,347,921
     121,990   6.500%, 12/01/29                                          127,263
                                                                  --------------
                                                                      19,243,940
                                                                  --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 32.49%
      10,187   6.500%, 09/01/08                                           10,174
      17,888   6.000%, 12/01/08                                           17,969
       4,500   7.500%, 09/01/10                                            4,610
   2,155,028   6.000%, 01/01/12                                        2,226,998
     463,963   6.000%, 04/01/12                                          479,933
     775,584   6.000%, 05/01/12                                          802,102
   1,205,826   6.000%, 06/01/12                                        1,247,595
      29,898   7.500%, 07/01/12                                           31,310
   2,127,765   6.000%, 09/01/12                                        2,201,881
     192,719   5.000%, 11/01/12                                          193,803
   3,890,528   5.500%, 01/01/13                                        3,911,479
       3,512   8.000%, 01/01/13                                            3,713
   1,301,647   4.500%, 08/01/13                                        1,295,644
   9,385,743   4.500%, 09/01/13                                        9,352,042
   4,643,382   4.000%, 04/01/14                                        4,555,362
   1,518,993   5.500%, 09/01/14                                        1,545,510
     806,220   5.500%, 12/01/14                                          820,294
      16,314   6.000%, 02/01/18                                           16,752
   2,842,099   5.500%, 05/01/18                                        2,889,937
     159,932   6.000%, 05/01/18                                          164,229
   1,064,518   5.500%, 06/01/18                                        1,082,435
      11,163   6.000%, 08/01/18                                           11,462
      10,571   6.000%, 09/01/18                                           10,855
     843,783   5.500%, 10/01/18                                          857,985
     740,380   5.500%, 11/01/18                                          752,842
     420,527   5.500%, 11/01/18                                          427,605
   1,014,067   6.000%, 11/01/18                                        1,041,309
      61,374   5.500%, 12/01/18                                           62,407
   1,738,695   6.000%, 12/01/18                                        1,785,405
   1,381,141   6.000%, 01/01/19                                        1,418,246
      20,629   6.000%, 02/01/19                                           21,183
     501,183   6.000%, 04/01/19                                          515,828
     118,683   6.000%, 05/01/19                                          121,764
     182,429   6.000%, 10/01/23                                          186,279
     581,640   7.000%, 08/01/28                                          619,265
     984,757   7.000%, 11/01/28                                        1,048,421
     116,413   7.000%, 02/01/32                                          123,939
     498,431   6.026%, 05/01/32 (a)                                      510,379
     268,303   7.000%, 05/01/32                                          284,472
     548,809   6.748%, 09/01/32 (a)                                      553,129
     309,541   7.000%, 09/01/32                                          324,882
     168,032   6.498%, 12/01/32 (a)                                      168,929
     626,929   5.868%, 01/01/33 (a)                                      633,792

PAR VALUE                                                              VALUE
------------                                                      --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - (CONTINUED)
$  1,009,141   4.973%, 04/01/33 (a)                               $    1,017,298
   1,817,115   5.187%, 05/01/33 (a)                                    1,820,455
   3,455,232   3.845%, 07/01/33 (a)                                    3,450,515
   2,310,427   7.205%, 08/01/33 (a)                                    2,338,580
   4,522,118   4.285%, 11/01/33 (a)                                    4,566,548
   4,640,588   4.309%, 12/01/33 (a)                                    4,634,578
     567,179   4.334%, 12/01/33 (a)                                      573,100
   1,197,116   4.270%, 02/01/34 (a)                                    1,209,617
   5,049,577   4.212%, 03/01/34 (a)                                    5,094,735
   1,552,349   4.540%, 03/01/34 (a)                                    1,571,500
   1,550,058   4.369%, 04/01/34 (a)                                    1,556,263
   1,303,919   4.944%, 08/01/34 (a)                                    1,307,866
   1,600,451   6.637%, 10/01/34 (a)                                    1,608,160
   1,193,124   5.744%, 03/01/35 (a)                                    1,205,240
   5,282,795   4.662%, 04/01/35 (a)                                    5,328,132
   1,744,948   4.545%, 05/01/35 (a)                                    1,751,357
   3,569,972   4.752%, 05/01/35 (a)                                    3,605,768
   3,672,323   5.225%, 05/01/35 (a)                                    3,713,824
   1,496,301   4.887%, 06/01/35 (a)                                    1,508,463
   5,229,848   4.250%, 08/01/35 (a)                                    5,247,860
   4,226,673   4.902%, 08/01/35 (a)                                    4,274,548
   2,884,376   4.562%, 09/01/35 (a)                                    2,957,218
   1,143,656   4.676%, 10/01/35 (a)                                    1,140,660
   3,973,238   5.074%, 03/01/36 (a)                                    4,029,443
  10,097,691   8.000%, 09/01/37                                       10,755,665
                                                                  --------------
                                                                     120,601,543
                                                                  --------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.57%
          63   6.000%, 07/15/08                                               63
      10,529   6.000%, 09/15/08                                           10,558
      15,107   6.000%, 10/15/08                                           15,154
       2,618   6.000%, 11/15/08                                            2,626
       1,967   6.000%, 12/15/08                                            1,973
       8,550   6.000%, 01/15/09                                            8,693
         785   6.000%, 02/15/09                                              798
       5,396   6.000%, 05/15/09                                            5,487
         114   8.500%, 07/15/09                                              118
         467   8.500%, 12/15/09                                              482
      32,298   8.500%, 01/15/10                                           33,837
      10,120   8.500%, 02/15/10                                           10,649
      14,028   8.500%, 03/15/10                                           14,763
      12,348   8.500%, 04/15/10                                           12,995
       3,620   8.500%, 05/15/10                                            3,810
      16,003   8.500%, 06/15/10                                           16,628
       5,062   8.500%, 07/15/10                                            5,328
      17,735   8.500%, 08/15/10                                           18,664
      16,300   8.500%, 10/15/10                                           17,154
      22,515   8.500%, 11/15/10                                           23,694
      16,787   8.500%, 12/15/10                                           17,666
      24,982   8.500%, 09/15/11                                           26,696
      40,292   8.500%, 10/15/11                                           43,063
      18,975   8.500%, 03/15/12                                           20,529
      10,632   8.500%, 07/15/12                                           10,936
   1,794,960   4.750%, 12/20/34 (a)                                    1,794,274
                                                                  --------------
                                                                       2,116,638
                                                                  --------------
               TOTAL MORTGAGE-BACKED OBLIGATIONS
               (Cost $157,439,153)                                   158,945,628
                                                                  --------------
AGENCY DEBENTURES - 5.01%
               FEDERAL HOME LOAN BANK SYSTEMS - 5.01%
   9,500,000   7.625%, 05/14/10                                       10,295,682

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS
SHORT DURATION PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MAY 31, 2008 (UNAUDITED)

PAR VALUE                                                              VALUE
------------                                                      --------------
               FEDERAL HOME LOAN BANK SYSTEMS - (CONTINUED)
$  8,000,000   5.125%, 09/10/10                                   $    8,314,848
                                                                  --------------
                                                                      18,610,530
                                                                  --------------
               TOTAL AGENCY DEBENTURES
               (Cost $18,452,110)                                     18,610,530
                                                                  --------------
U.S. TREASURY OBLIGATIONS - 34.73%
               UNITES STATES TREASURY NOTES & BONDS - 34.73%
  39,600,000   2.125%, 01/31/10                                       39,327,750
  19,300,000   2.000%, 02/28/10                                       19,116,052
  42,300,000   2.625%, 05/31/10                                       42,286,802
  10,900,000   2.875%, 01/31/13                                       10,664,113
   1,400,000   2.750%, 02/28/13                                        1,360,078
   7,200,000   3.125%, 04/30/13                                        7,110,000
     800,000   3.500%, 02/15/18                                          764,438
   6,000,000   8.500%, 02/15/20                                        8,230,314
      30,000   4.375%, 02/15/38                                           28,430
                                                                  --------------
                                                                     128,887,977
                                                                  --------------
               TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $130,173,963)                                   128,887,977
                                                                  --------------
               TOTAL INVESTMENTS - 97.17%
               (Cost $363,612,613)                                   360,658,938
                                                                  --------------
               NET OTHER ASSETS AND LIABILITIES - 2.83%               10,520,997
                                                                  --------------
               NET ASSETS - 100.00%                               $  371,179,935
                                                                  ==============

(a) Variable rate securities. Interest rates disclosed are those which are in effect at May 31, 2008. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)  The security has PAC (Planned Amortization Class) collateral.

(c)  The security has Support collateral.

(d)  This security has Sequential collateral.

               SEE ACCOMPANYING NOTES TO PORTFOLIO OF INVESTMENTS.

TRUST FOR CREDIT UNIONS

NOTES TO FINANCIAL STATEMENTS
May 31, 2008 (Unaudited)

A. INVESTMENT VALUATION

For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios' Board of Trustees.

B. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price.

During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios' regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

D. WHEN-ISSUED SECURITIES

Consistent with National Credit Union Association ("NCUA") rules and regulations, the Ultra-Short Duration Government and Short Duration Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios' records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.

E. MORTGAGE DOLLAR ROLLS

The Ultra-Short Duration Government and Short Duration Portfolios may enter into mortgage "dollar rolls" in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Portfolios treat mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. During the settlement period between the sale and repurchase, the Portfolios will not be entitled to accrue interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolios may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolios' use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party. The Portfolios do not currently intend to enter into mortgage dollar rolls for financing and do not treat them as borrowings.

F. NEW ACCOUNTING PRONOUNCEMENTS

On September 15, 2006, Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standard No. 157 "Fair Value Measurement" ("FAS 157") which provides enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The investment adviser does not believe the adoption of FAS 157 will impact the amounts reported in the Portfolios' financial statements; however, additional disclosures will be required.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolios' derivative and hedging activities. Management is currently evaluating the impact that the adoption of FAS 161 will have on the Portfolios' financial statement disclosures.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      TRUST FOR CREDIT UNIONS
            -----------------------------------------------------------
By (Signature and Title)*  /S/    Charles W. Filson
                         ----------------------------------------------
                          Charles W. Filson, President
                          (principal executive officer)

Date    7/22/08
       ----------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /S/   Charles W. Filson
                         ----------------------------------------------
                          Charles W. Filson, President
                          (principal executive officer)

Date    7/22/08
       ----------------------------------------------

By (Signature and Title)*   /S/  Jay Johnson
                         ----------------------------------------------
                           Jay Johnson, Treasurer
                           (principal financial officer)

Date    7/22/08
       ----------------------------------------------


* Print the name and title of each signing officer under his or her signature.